Schedule of deferred tax assets (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	€ 7,125,174	€ 4,692,845	€ 3,192,643
Other	6,000		144,000
Allowance for corporate equity	315,322	210,620	178,972
Total deferred tax assets	7,446,496	4,903,464	3,515,615
Valuation allowance	(7,446,496)	(4,903,464)	(3,515,615)
Net deferred tax assets